SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DWS Communications Fund

Effective on or about December 1, 2022, the following ticker symbols for each below class of the fund will change as follows:

Share Class	Current Ticker	New Ticker
Class A	TISHX	COMAX
Class C	FTICX	COMCX
Institutional Class	FLICX	COMZX

Please Retain This Supplement for Future Reference.

September 29, 2022
PRO_SAISTKR22-85